Goodwill - Summary of Goodwill (Details) - EUR (€) € in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill at beginning of period	€ 1,554,621	€ 1,593,917
Impact of foreign currency translation	(42,351)	(39,296)
Goodwill at end of period	€ 1,512,270	€ 1,554,621